Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 12.7%
31,247		Activision Blizzard, Inc.	$2,418,205	0.2
12,174	(1)	Alphabet, Inc. - Class A	32,547,433	2.6
11,358	(1)	Alphabet, Inc. - Class C	30,272,591	2.5
289,104		AT&T, Inc.	7,808,699	0.6
5,184	(1)	Charter Communications, Inc.	3,771,671	0.3
184,585		Comcast Corp. – Class A	10,323,839	0.8
11,469		Electronic Arts, Inc.	1,631,465	0.1
96,866	(1)	Facebook, Inc.- Class A	32,875,352	2.7
17,480	(1)	NetFlix, Inc.	10,668,743	0.9
23,841	(1)	T-Mobile US, Inc.	3,045,926	0.3
167,718		Verizon Communications, Inc.	9,058,449	0.7
73,487	(1)	Walt Disney Co.	12,431,796	1.0
		156,854,169		12.7

		Consumer Discretionary: 11.9%
17,567	(1)	Amazon.com, Inc.	57,708,298	4.7
1,659	(1)	Booking Holdings, Inc.	3,938,250	0.3
9,557		Dollar General Corp.	2,027,422	0.2
26,291		eBay, Inc.	1,831,694	0.2
158,330	(1)	Ford Motor Co.	2,241,953	0.2
55,633	(1)	General Motors Co.	2,932,416	0.2
43,040		Home Depot, Inc.	14,128,310	1.1
13,372	(1)	Las Vegas Sands Corp.	489,415	0.0
28,629		Lowe's Cos, Inc.	5,807,679	0.5
11,000	(1)	Marriott International, Inc.	1,628,990	0.1
30,226		McDonald's Corp.	7,287,791	0.6
50,143		Nike, Inc. - Class B	7,282,268	0.6
14,164		Ross Stores, Inc.	1,541,751	0.1
47,690		Starbucks Corp.	5,260,684	0.4
20,120		Target Corp.	4,602,852	0.4
32,269	(1)	Tesla, Inc.	25,023,964	2.0
48,803		TJX Cos., Inc.	3,220,022	0.3
		146,953,759		11.9

		Consumer Staples: 6.1%
74,936		Altria Group, Inc.	3,411,087	0.3
157,140		Coca-Cola Co.	8,245,136	0.7
33,785		Colgate-Palmolive Co.	2,553,470	0.2
6,466		Constellation Brands, Inc.	1,362,322	0.1
17,893		Costco Wholesale Corp.	8,040,220	0.6
9,262		Estee Lauder Cos., Inc.	2,777,952	0.2
24,687		General Mills, Inc.	1,476,776	0.1
28,259		Keurig Dr Pepper, Inc.	965,327	0.1
13,638		Kimberly-Clark Corp.	1,806,217	0.1
26,849		Kraft Heinz Co.	988,580	0.1
56,432		Mondelez International, Inc.	3,283,214	0.3
15,020	(1)	Monster Beverage Corp.	1,334,227	0.1
55,919		PepsiCo, Inc.	8,410,777	0.7
63,022		Philip Morris International, Inc.	5,973,855	0.5
98,543		Procter & Gamble Co.	13,776,311	1.1
19,713		Sysco Corp.	1,547,470	0.1
29,019		Walgreens Boots Alliance, Inc.	1,365,344	0.1

		Consumer Staples: (continued)
58,059		Walmart, Inc.	8,092,263	0.7
		75,410,548		6.1

		Energy: 2.2%
78,299		Chevron Corp.	7,943,433	0.7
54,633		ConocoPhillips	3,702,478	0.3
23,595		EOG Resources, Inc.	1,893,971	0.2
171,400		Exxon Mobil Corp.	10,081,748	0.8
78,716		Kinder Morgan, Inc.	1,316,919	0.1
56,598		Schlumberger NV	1,677,565	0.1
		26,616,114		2.2

		Financials: 11.2%
11,929		Allstate Corp.	1,518,681	0.1
26,085		American Express Co.	4,370,020	0.4
34,730		American International Group, Inc.	1,906,330	0.2
9,052		Aon PLC	2,586,790	0.2
299,713		Bank of America Corp.	12,722,817	1.0
31,985		Bank of New York Mellon Corp.	1,658,102	0.1
75,141	(1)	Berkshire Hathaway, Inc. – Class B	20,508,985	1.7
5,785		Blackrock, Inc.	4,851,648	0.4
27,553		Blackstone, Inc.	3,205,516	0.3
17,921		Capital One Financial Corp.	2,902,664	0.2
60,870		Charles Schwab Corp.	4,433,771	0.4
17,673		Chubb Ltd.	3,065,912	0.2
82,018		Citigroup, Inc.	5,756,023	0.5
14,506		CME Group, Inc.	2,805,170	0.2
13,356		Goldman Sachs Group, Inc.	5,048,969	0.4
22,500		Intercontinental Exchange, Inc.	2,583,450	0.2
120,163		JPMorgan Chase & Co.	19,669,482	1.6
20,558		Marsh & McLennan Cos., Inc.	3,113,098	0.3
29,342		Metlife, Inc.	1,811,282	0.1
6,566		Moody's Corp.	2,331,652	0.2
55,101		Morgan Stanley	5,361,878	0.4
17,170		PNC Financial Services Group, Inc.	3,359,139	0.3
23,637		Progressive Corp.	2,136,548	0.2
9,743		S&P Global, Inc.	4,139,703	0.3
10,163		Travelers Cos, Inc.	1,544,878	0.1
54,351		Truist Financial Corp.	3,187,686	0.3
54,318		US Bancorp	3,228,662	0.3
167,423		Wells Fargo & Co.	7,770,101	0.6
		137,578,957		11.2

		Health Care: 13.5%
70,299		Abbott Laboratories	8,304,421	0.7
71,505		AbbVie, Inc.	7,713,244	0.6
3,184	(1)	Align Technology, Inc.	2,118,729	0.2
22,989		Amgen, Inc.	4,888,611	0.4
9,912		Anthem, Inc.	3,695,194	0.3
20,337		Baxter International, Inc.	1,635,705	0.1
11,549		Becton Dickinson & Co.	2,838,975	0.2
6,002	(1)	Biogen, Inc.	1,698,506	0.1
57,401	(1)	Boston Scientific Corp.	2,490,629	0.2
90,410		Bristol-Myers Squibb Co.	5,349,560	0.4

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
23,401	(1)	Centene Corp.	$1,458,116	0.1
13,515		Cigna Corp.	2,705,163	0.2
53,270		CVS Health Corp.	4,520,492	0.4
25,662		Danaher Corp.	7,812,539	0.6
25,001	(1)	Edwards Lifesciences Corp.	2,830,363	0.2
34,307		Eli Lilly & Co.	7,926,632	0.7
50,807		Gilead Sciences, Inc.	3,548,869	0.3
10,194		HCA Healthcare, Inc.	2,474,288	0.2
5,217		Humana, Inc.	2,030,196	0.2
5,903	(1)	Illumina, Inc.	2,394,316	0.2
4,780	(1)	Intuitive Surgical, Inc.	4,752,037	0.4
106,640		Johnson & Johnson	17,222,360	1.4
54,339		Medtronic PLC	6,811,394	0.6
102,535		Merck & Co., Inc.	7,701,404	0.6
13,691	(1)	Moderna, Inc.	5,269,118	0.4
225,945		Pfizer, Inc.	9,717,895	0.8
4,056	(1)	Regeneron Pharmaceuticals, Inc.	2,454,610	0.2
14,109		Stryker Corp.	3,720,826	0.3
15,901		Thermo Fisher Scientific, Inc.	9,084,718	0.8
38,076		UnitedHealth Group, Inc.	14,877,816	1.2
10,483	(1)	Vertex Pharmaceuticals, Inc.	1,901,511	0.2
19,215		Zoetis, Inc.	3,730,400	0.3
		165,678,637		13.5

		Industrials: 6.2%
23,409		3M Co.	4,106,407	0.3
21,673	(1)	Boeing Co.	4,766,760	0.4
22,177		Caterpillar, Inc.	4,257,319	0.3
91,637		CSX Corp.	2,725,284	0.2
11,410		Deere & Co.	3,823,149	0.3
16,109		Eaton Corp. PLC	2,405,235	0.2
24,138		Emerson Electric Co.	2,273,800	0.2
9,920		FedEx Corp.	2,175,357	0.2
10,065		General Dynamics Corp.	1,973,042	0.2
44,196		General Electric Co.	4,553,514	0.4
28,123		Honeywell International, Inc.	5,969,950	0.5
12,728		Illinois Tool Works, Inc.	2,629,987	0.2
28,956		Johnson Controls International plc	1,971,324	0.2
8,104		L3Harris Technologies, Inc.	1,784,825	0.1
10,024		Lockheed Martin Corp.	3,459,282	0.3
9,972		Norfolk Southern Corp.	2,385,801	0.2
6,107		Northrop Grumman Corp.	2,199,436	0.2
61,326		Raytheon Technologies Corp.	5,271,583	0.4
4,242		Roper Technologies, Inc.	1,892,483	0.2
65,295	(1)	Uber Technologies, Inc.	2,925,216	0.2
26,393		Union Pacific Corp.	5,173,292	0.4
29,291		United Parcel Service, Inc. - Class B	5,333,891	0.4
17,078		Waste Management, Inc.	2,550,770	0.2
		76,607,707		6.2

		Information Technology: 31.0%
25,739		Accenture PLC	8,234,421	0.7
19,324	(1)	Adobe, Inc.	11,125,213	0.9
48,982	(1)	Advanced Micro Devices, Inc.	5,040,248	0.4
21,714		Analog Devices, Inc.	3,636,661	0.3
635,454		Apple, Inc.	89,916,741	7.3
37,050		Applied Materials, Inc.	4,769,446	0.4
5,511	(1)	Atlassian Corp. PLC	2,157,116	0.2
8,909	(1)	Autodesk, Inc.	2,540,580	0.2
17,212		Automatic Data Processing, Inc.	3,441,023	0.3
16,157		Broadcom, Inc.	7,835,014	0.6
171,038		Cisco Systems, Inc.	9,309,598	0.8
21,307		Cognizant Technology Solutions Corp.	1,581,192	0.1
10,961	(1)	Dell Technologies, Inc.	1,140,382	0.1
25,071		Fidelity National Information Services, Inc.	3,050,639	0.2
24,203	(1)	Fiserv, Inc.	2,626,025	0.2
11,864		Global Payments, Inc.	1,869,529	0.1
163,593		Intel Corp.	8,716,235	0.7
36,167		International Business Machines Corp.	5,024,681	0.4
10,329		Intuit, Inc.	5,572,599	0.4
6,203		KLA Corp.	2,074,966	0.2
5,765		Lam Research Corp.	3,281,150	0.3
35,414		Mastercard, Inc. - Class A	12,312,740	1.0
45,343		Micron Technology, Inc.	3,218,446	0.3
305,028		Microsoft Corp.	85,993,494	7.0
96,830		Nvidia Corp.	20,059,303	1.6
10,721		NXP Semiconductor NV - NXPI - US	2,099,922	0.2
68,218		Oracle Corp.	5,943,834	0.5
47,559	(1)	PayPal Holdings, Inc.	12,375,327	1.0
45,656		Qualcomm, Inc.	5,888,711	0.5
37,403	(1)	Salesforce.com, Inc.	10,144,442	0.8
7,976	(1)	ServiceNow, Inc.	4,963,226	0.4
7,914	(1)	Snowflake, Inc. - Class A	2,393,431	0.2
16,022	(1)	Square, Inc.	3,842,716	0.3
37,383		Texas Instruments, Inc.	7,185,386	0.6
6,734	(1)	Twilio, Inc.	2,148,483	0.2
68,510		Visa, Inc. - Class A	15,260,603	1.2
3,250	(1),(2)	VMware, Inc.	483,275	0.0
7,596	(1)	Workday, Inc.	1,898,164	0.2
8,637	(1)	Zoom Video Communications, Inc.	2,258,576	0.2
		381,413,538		31.0

		Materials: 1.1%
8,945		Air Products & Chemicals, Inc.	2,290,904	0.2
30,243		Dow, Inc.	1,740,787	0.1
21,184		DuPont de Nemours, Inc.	1,440,300	0.1
10,114		Ecolab, Inc.	2,109,983	0.2
59,190		Freeport-McMoRan, Inc.	1,925,451	0.2
32,433		Newmont Corp.	1,761,112	0.1
9,868		Sherwin-Williams Co.	2,760,376	0.2
3,403		Southern Copper Corp.	191,044	0.0
		14,219,957		1.1

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.5%
18,266	American Tower Corp.	$4,847,979	0.4
17,433	Crown Castle International Corp.	3,021,488	0.3
11,349	Digital Realty Trust, Inc.	1,639,363	0.1
3,616	Equinix, Inc.	2,857,110	0.2
29,829	ProLogis, Inc.	3,741,451	0.3
6,097	Public Storage, Inc.	1,811,419	0.2
		17,918,810	1.5

	Utilities: 1.6%
20,246	American Electric Power Co., Inc.	1,643,570	0.1
32,595	Dominion Energy, Inc.	2,380,087	0.2
31,138	Duke Energy Corp.	3,038,757	0.3
39,490	Exelon Corp.	1,908,947	0.2
79,366	NextEra Energy, Inc.	6,231,818	0.5
12,935	Sempra Energy	1,636,278	0.1
42,805	Southern Co.	2,652,626	0.2
		19,492,083	1.6

	Total Common Stock
	(Cost $297,323,135)	1,218,744,279	99.0

EXCHANGE-TRADED FUNDS: 0.7%
90,412	iShares Russell Top 200 ETF	9,316,052	0.7

	Total Exchange-Traded Funds
	(Cost $9,529,886)	9,316,052	0.7

	Total Long-Term Investments
	(Cost $306,853,021)	1,228,060,331	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.1%
497,983	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $497,984, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $507,943, due 10/31/21-05/01/58)
	(Cost $497,983)	497,983	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
2,650,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $2,650,000)	$2,650,000	0.2

	Total Short-Term Investments
	(Cost $3,147,983)	3,147,983	0.3

	Total Investments in Securities (Cost $310,001,004)	$1,231,208,314	100.0
	Liabilities in Excess of Other Assets	(335,144)	–
	Net Assets	$1,230,873,170	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,218,744,279	$–	$–	$1,218,744,279
Exchange-Traded Funds	9,316,052	–	–	9,316,052
Short-Term Investments	2,650,000	497,983	–	3,147,983
Total Investments, at fair value	$1,230,710,331	$497,983	$–	$1,231,208,314
Liabilities Table
Other Financial Instruments+
Futures	$(133,881)	$–	$–	$(133,881)
Total Liabilities	$(133,881)	$–	$–	$(133,881)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	15	12/17/21	$3,223,313	$(133,881)
			$3,223,313	$(133,881)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $312,663,741.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$925,125,761
Gross Unrealized Depreciation	(6,715,069)
Net Unrealized Appreciation	$918,410,692